Unearned Revenue	3 Months Ended	12 Months Ended
	Nov. 30, 2017	Aug. 31, 2017	Aug. 31, 2016
Unearned Revenue [Text Block]
10.	Unearned Revenue

On May 14, 2016, the Company entered into a licensing agreement (the “Licensing Agreement”) with an arm’s length party (the “Licensee”) allowing the Licensee, for a two-year period, to utilize the Company’s Technology to create, test, manufacture, and sell marijuana-infused consumable and/or topical products, in the state of Colorado, with an option of extending the terms of the Licensing Agreement to Washington, Oregon, and California (the “Territorial License”). In addition to the granting of the license, the Company is required to provide support services to the Licensee in connection with the use of the Company’s Technology during the term of the Licensing Agreement.

The Company determined that the provision of the support services is a separate deliverable under the licensing agreement. As the support services will not be sold on a stand-alone basis, the Company is unable to establish a vendor-specific objective evidence of fair value of such services to be able to objectively allocate the Territory License fee receipts between the license and the support services. Accordingly, the Company recognizes revenue pro-rated basis over the term of the Licensing agreement. During the three months ended November 30, 2017, the Company recognized $16,250 (Note 13), $6,250 of pro-rated income and $10,000 of additional Licensing Fees. As at November 30, 2017, a total of $10,000 in License Fees are receivable from the Licensee (August 31, 2017 - $Nil).

	November 30	August 31
	2017	2017
	$	$
Balance – Beginning	17,083	12,500
Territorial License fees received	-	30,000
Advance payments on product sales	-	4,900
Earned revenue	(6,250)	(30,317)
Balance - Ending	10,833	17,083

9.	Unearned Revenue

On May 14, 2016, the Company entered into a licensing agreement (the “Licensing Agreement”) with an arm’s length party (the “Licensee”) allowing the Licensee, for a two-year period, to utilize the Company’s Technology to create, test, manufacture, and sell marijuana-infused consumable and/or topical products, in the state of Colorado, with an option of extending the terms of the Licensing Agreement to Washington, Oregon, and California (the “Territorial License”). In addition to the granting of the license, the Company is required to provide support services to the Licensee in connection with the use of the Company’s Technology during the term of the Licensing Agreement.

The Company determined that the provision of the support services is a separate deliverable under the Licensing Agreement. As the support services will not be sold on a stand-alone basis, the Company is unable to establish a vendor-specific objective evidence of fair value of such services to be able to objectively allocate the Territorial License fee receipts between the license and the support services. Accordingly, the Company recognizes revenue ratably over the term of the Licensing Agreement. As of August 31, 2017, the Company had received the full $50,000 of the Territory License Fee. During the year ended August 31, 2017, $25,417 was recognized as revenue (Note 13) with the remaining $17,083 deferred for recognition in future periods.

	August 31	August 31
	2017	2016
	$	$
Balance – Beginning	12,500	-
Territorial License fees received/receivable (Note 6)	30,000	20,000
Advance payments on product sales	4,900	-
Earned revenue (Note 13)	(30,317)	(7,500)
Balance – Ending	17,083	12,500

9.	Unearned Revenue

On May 14, 2016, the Company entered into a licensing agreement (the “Licensing Agreement”) with an arm’s length party (the “Licensee”) allowing the Licensee, for a two-year period, to utilize the Company’s Technology to create, test, manufacture, and sell marijuana-infused consumable and/or topical products, in the state of Colorado, with an option of extending the terms of the Licensing Agreement to Washington, Oregon, and California (the “Territorial License”). In addition to the granting of the license, the Company is required to provide support services to the Licensee in connection with the use of the Company’s Technology during the term of the Licensing Agreement.

The Company determined that the provision of the support services is a separate deliverable under the Licensing Agreement. As the support services will not be sold on a stand-alone basis, the Company is unable to establish a vendor-specific objective evidence of fair value of such services to be able to objectively allocate the Territory License fee receipts between the license and the support services. Accordingly, the Company recognizes revenue ratably over the term of the Licensing Agreement. As of August 31, 2016, the Company received $10,000 as first installment of the Territory License Fee and recorded as receivable of a further $10,000 for its second installment, which was received subsequent to the year-end. During the year ended August 31, 2016, $7,500 was recognized as revenue with the remaining $12,500 deferred for recognition in future periods.